Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 308,016	$ 342,774
Total loans, net of allowance for loan losses	895,947	831,043
FINANCIAL LIABILITIES
Deposits	1,198,190	1,229,970
Securitization liabilities at amortized cost	12,710	15,072
Subordinated notes and debentures	9,620	11,290
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	308,016	342,774
Total loans, net of allowance for loan losses	895,947	831,043
Total financial assets not carried at fair value	1,203,963	1,173,817
FINANCIAL LIABILITIES
Deposits	1,198,190	1,229,970
Securitization liabilities at amortized cost	12,710	15,072
Subordinated notes and debentures	9,620	11,290
Total financial liabilities not carried at fair value	1,220,520	1,256,332
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	232,093	256,362
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	75,923	86,412
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	295,210	326,436
Total loans, net of allowance for loan losses	877,763	810,912
Total financial assets not carried at fair value	1,172,973	1,137,348
FINANCIAL LIABILITIES
Deposits	1,188,585	1,218,552
Securitization liabilities at amortized cost	12,035	14,366
Subordinated notes and debentures	9,389	10,853
Total financial liabilities not carried at fair value	1,210,009	1,243,771
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	222,699	244,523
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 72,511	$ 81,913